CLEARONE COMMUNICATIONS, INC. AND SUBSIDIARIES - CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Revenue, Net	$ 11,890	$ 9,937	$ 22,591	$ 18,293
Cost of Goods Sold	4,734	4,276	9,133	7,437
Gross Profit	7,156	5,661	13,458	10,856
Operating expenses:
Research and Development Expense	1,816	1,744	3,453	3,648
Selling and Marketing Expense	2,106	2,183	4,089	4,085
General and Administrative Expense	1,361	1,214	2,833	2,146
Operating Expenses	5,283	5,141	10,375	9,879
Operating Income	1,873	520	3,083	977
Other Income (expense)	7		18	(132)
Income before Income Taxes	1,880	520	3,101	845
Income tax expense	559	167	968	275
Net Income (Loss)	$ 1,321	$ 353	$ 2,133	$ 570
Earnings per share - Basic	$ 0.15	$ 0.04	$ 0.24	$ 0.06
Earnings per share - Diluted	$ 0.14	$ 0.04	$ 0.23	$ 0.06
Shares outstanding - Basic	8,992,500	8,929,281	8,962,171	8,929,277
Shares outstanding - Diluted	9,433,650	9,045,866	9,279,800	9,045,718